Consolidated Statements of Profit or Loss and Other Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues from proprietary products	$ 102,598	$ 75,521	$ 100,916
Revenues from distribution	26,741	28,121	32,330
Total revenues	129,339	103,642	133,246
Cost of revenues from proprietary products	58,229	48,194	57,750
Cost of revenues from distribution	24,407	25,120	27,944
Total cost of revenues	82,636	73,314	85,694
Gross profit	46,703	30,328	47,552
Research and development expenses	13,172	11,357	13,609
Selling and marketing expenses	15,284	6,278	4,518
General and administrative expenses	12,803	12,636	10,139
Other expense	912	753	49
Operating income	4,532	(696)	19,237
Financial income	91	295	1,027
Income (expenses) in respect of securities measured at fair value, net			102
Income (expenses) in respect of currency exchange differences and derivatives instruments, net	298	(207)	(1,535)
Revaluation of long-term liabilities	(6,266)	(994)
Financial expense	(914)	(283)	(266)
Income before tax on income	(2,259)	(1,885)	18,565
Taxes on income	62	345	1,425
Net Income (Loss)	(2,321)	(2,230)	17,140
Other Comprehensive Income:
Gain (loss) from securities measured at fair value through other comprehensive income			(188)
Gain (loss) on cash flow hedges	(776)		876
Net amounts transferred to the statement of profit or loss for cash flow hedges	634	(303)	(528)
Items that will not be reclassified to profit or loss in subsequent periods:
Remeasurement gain (loss) from defined benefit plan	497	171	64
Tax effect			19
Total comprehensive income (loss)	$ (1,966)	$ (2,362)	$ 17,383
Basic net earnings (loss) per share (in Dollars per share)	$ (0.05)	$ (0.05)	$ 0.39
Diluted net earnings per (loss) share (in Dollars per share)	$ (0.05)	$ (0.05)	$ 0.38